American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income Fund
November 30, 2021

Avantis Short-Term Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 65.1%
Aerospace and Defense — 1.1%
Boeing Co. (The), 2.20%, 2/4/26	75,000	74,886
General Dynamics Corp., 3.50%, 5/15/25	42,000	45,002
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	38,310
		158,198
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., 2.20%, 9/1/24	101,000	104,129
Automobiles — 1.0%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	78,000	77,025
General Motors Financial Co., Inc., 4.25%, 5/15/23	20,000	20,936
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	50,619
		148,580
Banks — 10.8%
African Development Bank, 0.50%, 4/22/22	50,000	50,061
Asian Development Bank, MTN, 0.25%, 7/14/23	100,000	99,626
Bank of Montreal, MTN, 0.625%, 7/9/24	60,000	59,254
Bank of Montreal, MTN, 1.85%, 5/1/25	72,000	73,283
Bank of Nova Scotia (The), 1.30%, 6/11/25	108,000	107,753
Citigroup, Inc., 3.30%, 4/27/25	66,000	70,238
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	26,013
European Bank for Reconstruction & Development, MTN, 0.25%, 7/10/23	50,000	49,816
European Investment Bank, 0.25%, 9/15/23	150,000	149,221
Inter-American Development Bank, 2.625%, 1/16/24	150,000	156,041
Inter-American Development Bank, 3.00%, 2/21/24	140,000	147,130
International Bank for Reconstruction & Development, 0.875%, 7/15/26	10,000	9,872
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	100,000	102,189
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	100,000	103,088
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	90,000	93,004
Royal Bank of Canada, MTN, 2.55%, 7/16/24	42,000	43,562
Royal Bank of Canada, MTN, 1.15%, 7/14/26	60,000	58,860
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	71,650
Toronto-Dominion Bank (The), MTN, 1.20%, 6/3/26	105,000	103,537
Wells Fargo & Co., MTN, 3.55%, 9/29/25	36,000	38,618
		1,612,816
Beverages — 0.7%
Coca-Cola Co. (The), 1.75%, 9/6/24	101,000	102,967
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	29,000	29,590
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	29,738
Capital Markets — 5.4%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	103,828
Bank of New York Mellon Corp. (The), MTN, 3.25%, 9/11/24	98,000	103,616
BlackRock, Inc., 3.50%, 3/18/24	70,000	74,286
Brookfield Finance, Inc., 4.00%, 4/1/24	66,000	69,947
Charles Schwab Corp. (The), 3.85%, 5/21/25	66,000	71,496
CME Group, Inc., 3.00%, 9/15/22	72,000	73,488
CME Group, Inc., 3.00%, 3/15/25	35,000	36,909
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	66,000	70,618

Janus Capital Group, Inc., 4.875%, 8/1/25	30,000	33,051
Lazard Group LLC, 3.75%, 2/13/25	66,000	70,557
State Street Corp., 3.55%, 8/18/25	86,000	93,312
		801,108
Chemicals — 0.2%
Mosaic Co. (The), 4.25%, 11/15/23	30,000	31,626
Consumer Finance — 1.4%
Capital One Financial Corp., 4.25%, 4/30/25	66,000	71,735
Discover Financial Services, 4.50%, 1/30/26	65,000	71,397
Synchrony Financial, 4.50%, 7/23/25	66,000	71,691
		214,823
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	13,808
Electric Utilities — 2.8%
Baltimore Gas and Electric Co., 2.40%, 8/15/26	64,000	66,110
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	39,198
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	65,091
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	25,569
Edison International, 4.95%, 4/15/25	30,000	32,714
Emera US Finance LP, 3.55%, 6/15/26	62,000	66,403
Entergy Gulf States Louisiana LLC, 5.59%, 10/1/24	58,000	64,935
Public Service Electric and Gas Co., MTN, 2.25%, 9/15/26	64,000	65,966
		425,986
Electronic Equipment, Instruments and Components — 1.1%
Flex Ltd., 3.75%, 2/1/26	47,000	50,247
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	39,195
TD SYNNEX Corp., 1.75%, 8/9/26(1)	75,000	73,314
		162,756
Energy Equipment and Services — 0.7%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	104,606
Equity Real Estate Investment Trusts (REITs) — 6.1%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	66,000	70,626
American Campus Communities Operating Partnership LP, 3.30%, 7/15/26	63,000	67,106
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	36,000	37,365
Corporate Office Properties LP, 2.25%, 3/15/26	29,000	29,366
CubeSmart LP, 4.375%, 12/15/23	66,000	69,894
Digital Realty Trust LP, 4.75%, 10/1/25	66,000	73,566
ERP Operating LP, 3.375%, 6/1/25	105,000	111,914
Host Hotels & Resorts LP, 4.50%, 2/1/26	75,000	81,211
Kimco Realty Corp., 3.30%, 2/1/25	66,000	69,789
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	75,000	80,566
Prologis LP, 3.25%, 10/1/26	100,000	107,704
Spirit Realty LP, 4.45%, 9/15/26	42,000	46,562
Vornado Realty LP, 2.15%, 6/1/26	66,000	66,292
		911,961
Food and Staples Retailing — 0.6%
Costco Wholesale Corp., 2.75%, 5/18/24	42,000	43,758
Sysco Corp., 3.30%, 7/15/26	45,000	47,789
		91,547
Food Products — 1.4%
Bunge Ltd. Finance Corp., 4.35%, 3/15/24	27,000	28,892
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	29,027
Hershey Co. (The), 2.05%, 11/15/24	36,000	37,014
Hormel Foods Corp., 0.65%, 6/3/24	60,000	59,530

Tyson Foods, Inc., 4.00%, 3/1/26	45,000	48,891
		203,354
Gas Utilities — 0.8%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	51,023
Southern California Gas Co., 3.15%, 9/15/24	63,000	66,148
		117,171
Health Care Providers and Services — 3.4%
Anthem, Inc., 2.375%, 1/15/25	60,000	61,779
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	73,152
Cigna Corp., 3.05%, 11/30/22	29,000	29,665
CommonSpirit Health, 2.76%, 10/1/24	36,000	37,281
HCA, Inc., 5.00%, 3/15/24	66,000	71,244
Humana, Inc., 4.50%, 4/1/25	66,000	72,223
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	103,639
Universal Health Services, Inc., 1.65%, 9/1/26(1)	68,000	66,753
		515,736
Hotels, Restaurants and Leisure — 1.0%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	103,523
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	49,160
		152,683
Household Durables — 0.2%
DR Horton, Inc., 4.75%, 2/15/23	30,000	31,137
Household Products — 0.1%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	20,000	21,103
Insurance — 3.0%
Aflac, Inc., 3.625%, 11/15/24	96,000	102,963
Aon plc, 3.875%, 12/15/25	50,000	54,370
First American Financial Corp., 4.60%, 11/15/24	50,000	54,642
Loews Corp., 2.625%, 5/15/23	72,000	73,749
MetLife, Inc., 4.37%, 9/15/23	50,000	53,142
MetLife, Inc., 3.60%, 11/13/25	34,000	36,830
Principal Financial Group, Inc., 3.40%, 5/15/25	66,000	70,296
		445,992
IT Services — 1.2%
International Business Machines Corp., 3.00%, 5/15/24	100,000	104,660
Western Union Co. (The), 2.85%, 1/10/25	72,000	74,904
		179,564
Machinery — 2.5%
Caterpillar Financial Services Corp., MTN, 3.30%, 6/9/24	69,000	72,874
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	36,000	36,192
Cummins, Inc., 3.65%, 10/1/23	42,000	43,926
Illinois Tool Works, Inc., 3.50%, 3/1/24	42,000	44,245
John Deere Capital Corp., MTN, 3.45%, 1/10/24	69,000	72,803
PACCAR Financial Corp., MTN, 2.15%, 8/15/24	101,000	103,581
		373,621
Media — 0.9%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	24,000	26,063
Comcast Corp., 3.375%, 8/15/25	42,000	44,770
Discovery Communications LLC, 4.90%, 3/11/26	60,000	67,202
		138,035
Metals and Mining — 1.3%
ArcelorMittal SA, 4.55%, 3/11/26	60,000	65,556
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	34,000	35,912
Kinross Gold Corp., 5.95%, 3/15/24	42,000	45,813

Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	48,000	51,957
		199,238
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.75%, 9/15/22	36,000	36,440
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	71,156
Oil, Gas and Consumable Fuels — 5.8%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	36,000	36,400
Chevron Corp., 1.55%, 5/11/25	102,000	102,779
Enbridge, Inc., 2.50%, 1/15/25	72,000	74,207
Energy Transfer LP, 3.90%, 7/15/26	70,000	75,328
Enterprise Products Operating LLC, 3.35%, 3/15/23	72,000	73,958
Equinor ASA, 2.875%, 4/6/25	35,000	36,699
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	75,124
Phillips 66 Partners LP, 2.45%, 12/15/24	36,000	37,046
Shell International Finance BV, 2.375%, 4/6/25	28,000	29,024
Shell International Finance BV, 3.25%, 5/11/25	66,000	70,342
TotalEnergies Capital Canada Ltd., 2.75%, 7/15/23	72,000	74,248
TransCanada PipeLines Ltd., 2.50%, 8/1/22	72,000	72,909
Valero Energy Corp., 2.85%, 4/15/25	36,000	37,380
Williams Cos., Inc. (The), 4.00%, 9/15/25	66,000	71,219
		866,663
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	36,000	36,962
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co., 3.55%, 8/15/22	72,000	73,594
GlaxoSmithKline Capital plc, 3.00%, 6/1/24	84,000	87,912
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	18,000	19,416
Novartis Capital Corp., 1.75%, 2/14/25	29,000	29,503
Novartis Capital Corp., 3.00%, 11/20/25	27,000	28,647
Pfizer, Inc., 3.40%, 5/15/24	97,000	102,738
Royalty Pharma plc, 1.20%, 9/2/25	78,000	76,568
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	61,000	65,641
		484,019
Road and Rail — 0.4%
Ryder System, Inc., MTN, 2.50%, 9/1/24	36,000	37,284
Ryder System, Inc., MTN, 3.35%, 9/1/25	18,000	19,142
		56,426
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom, Inc., 4.70%, 4/15/25	66,000	72,632
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	66,606
Microchip Technology, Inc., 4.33%, 6/1/23	48,000	50,272
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	42,000	45,182
QUALCOMM, Inc., 3.00%, 5/20/22	72,000	72,916
		307,608
Software — 1.3%
Citrix Systems, Inc., 1.25%, 3/1/26	69,000	66,906
Intuit, Inc., 0.95%, 7/15/25	42,000	41,521
Microsoft Corp., 2.875%, 2/6/24	84,000	87,462
		195,889
Specialty Retail — 1.0%
Home Depot, Inc. (The), 3.75%, 2/15/24	66,000	69,732
Ross Stores, Inc., 4.60%, 4/15/25	66,000	72,582
		142,314

Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 3.00%, 2/9/24	35,000	36,485
Apple, Inc., 2.45%, 8/4/26	71,000	73,995
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	40,034
		150,514
Trading Companies and Distributors — 0.5%
Air Lease Corp., MTN, 2.875%, 1/15/26	71,000	72,910
TOTAL CORPORATE BONDS (Cost $9,851,022)		9,742,774
U.S. TREASURY SECURITIES AND EQUIVALENTS — 30.6%
Israel Government AID Bond, 5.50%, 9/18/23	100,000	108,753
U.S. Treasury Notes, 0.125%, 6/30/22	495,000	494,898
U.S. Treasury Notes, 2.75%, 2/15/24	350,000	366,379
U.S. Treasury Notes, 2.125%, 2/29/24	350,000	361,690
U.S. Treasury Notes, 2.375%, 2/29/24	700,000	727,043
U.S. Treasury Notes, 0.375%, 4/15/24	350,000	347,498
U.S. Treasury Notes, 0.375%, 7/15/24	450,000	445,729
U.S. Treasury Notes, 0.375%, 8/15/24	440,000	435,531
U.S. Treasury Notes, 1.50%, 10/31/24	450,000	458,789
U.S. Treasury Notes, 0.25%, 7/31/25	298,000	290,003
U.S. Treasury Notes, 0.375%, 1/31/26	263,000	255,377
U.S. Treasury Notes, 1.625%, 2/15/26	285,000	291,396
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $4,617,173)		4,583,086
U.S. GOVERNMENT AGENCY SECURITIES — 2.4%
FHLB, 2.00%, 9/9/22	75,000	76,091
FHLMC, 0.25%, 11/6/23	100,000	99,431
FNMA, 0.25%, 5/22/23	75,000	74,815
FNMA, 1.625%, 10/15/24	110,000	112,421
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $364,468)		362,758
TEMPORARY CASH INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $197,585)	197,585	197,585
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $15,030,248)		14,886,203
OTHER ASSETS AND LIABILITIES — 0.6%		87,375
TOTAL NET ASSETS — 100.0%		$14,973,578

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $185,249, which represented 1.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	9,742,774	—
U.S. Treasury Securities and Equivalents	—	4,583,086	—
U.S. Government Agency Securities	—	362,758	—
Temporary Cash Investments	197,585	—	—
	197,585	14,688,618	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.